Capital and reserves - Summary Of Movements In GHI and GHL (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares
Disclosure of classes of share capital [line items]
In issue on January 1			198,538
Issued for acquisition of non-controlling interests			964
Issued for cash			0
Restricted share units vested			11,810
Exercise of share options			61,845
Restricted ordinary shares			32,452
Exchange of GHI ordinary shares and CRPS			(305,609)
In issue at December 31 - fully paid			0
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
In issue on January 1	3,736,078	3,619,098	0
Merger with AGC	0	0	62,491
Issued for cash to external investors	0	0	404,009
Issued for acquisition of non-controlling interests	6,901	77,170	0
Issued in relation to business combination	0	8,194	0
Restricted share units vested	53,416	24,227	276
Exercise of share options	2,399	2,819	179
Exchange of GHI ordinary shares and CRPS	0	0	3,152,143
Issued under equity stock purchase plan	5,153	0	0
Conversion of Class B ordinary shares to Class A ordinary shares	9,394	4,570	0
Canceled or forfeited restricted ordinary shares	0	0	0
In issue at December 31	3,813,341	3,736,078	3,619,098
Restricted ordinary shares issued but not fully vested	0	0	0
In issue at December 31 - fully paid	3,813,341	3,736,078	3,619,098
Authorized	49,500,000	49,500,000	49,500,000
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
In issue on January 1	125,780	122,882	0
Merger with AGC	0	0	0
Issued for cash to external investors	0	0	0
Issued for acquisition of non-controlling interests	0	0	0
Issued in relation to business combination	0	0	0
Restricted share units vested	4,498	112	0
Exercise of share options	0	7,356	0
Exchange of GHI ordinary shares and CRPS	0	0	122,882
Issued under equity stock purchase plan	0	0	0
Conversion of Class B ordinary shares to Class A ordinary shares	(9,394)	(4,570)	0
Canceled or forfeited restricted ordinary shares	(481)	0	0
In issue at December 31	120,403	125,780	122,882
Restricted ordinary shares issued but not fully vested	(10,337)	(21,635)	(32,452)
In issue at December 31 - fully paid	110,066	104,145	90,430
Authorized	500,000	500,000	500,000
CRPS
Disclosure of classes of share capital [line items]
In issue on January 1			2,871,351
Issued for acquisition of non-controlling interests			0
Issued for cash			98,065
Restricted share units vested			0
Exercise of share options			0
Restricted ordinary shares			0
Exchange of GHI ordinary shares and CRPS			(2,969,416)
In issue at December 31 - fully paid			0